Document and Entity Information	Jul. 31, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	DANAHER CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000313616
Document Type	8-K
Document Period End Date	Jul. 31, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Avenue
Entity Address, Address Line Two	N.W.
Entity Address, Address Line Three	Suite 800W
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037-1701
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	DHR
Security Exchange Name	NYSE
A 2.1 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.100% Senior Notes due 2026
Trading Symbol	DHR 26
Security Exchange Name	NYSE
A 1.2 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.200% Senior Notes due 2027
Trading Symbol	DHR/27
Security Exchange Name	NYSE
A 0.45 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Senior Notes due 2028
Trading Symbol	DHR/28
Security Exchange Name	NYSE
Floating Rate Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Senior Notes due 2028
Trading Symbol	DHR 28
Security Exchange Name	NYSE
M 2.500 Senior Notes Due 20302 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Senior Notes due 2030
Trading Symbol	DHR 30
Security Exchange Name	NYSE
M 3.250 Senior Notes Due 20301 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.250% Senior Notes due 2030
Trading Symbol	DHR 30A
Security Exchange Name	NYSE
A 0.75 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2031
Trading Symbol	DHR/31
Security Exchange Name	NYSE
A 3.625 Senior Notes Due April 2034 Euro Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2034
Trading Symbol	DHR 34
Security Exchange Name	NYSE
A 4.000 Senior Notes Due April 2038 Euro Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2038
Trading Symbol	DHR 38
Security Exchange Name	NYSE
A 1.35 Senior Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.350% Senior Notes due 2039
Trading Symbol	DHR/39
Security Exchange Name	NYSE
A 1.8 Senior Notes Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Senior Notes due 2049
Trading Symbol	DHR/49
Security Exchange Name	NYSE